GOLDMAN SACHS TRUST

Class A, Class B, Class C, Institutional, Service, and Class IR Shares of the

Goldman Sachs Concentrated International Equity Fund

Goldman Sachs International Small Cap Fund

Class A, Class B, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Strategic International Equity Fund

(the “Funds”)

Supplement dated August 6, 2012 to the

Prospectus dated February 28, 2012 (the “Prospectus”)

Effective immediately, the following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Concentrated International Equity Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Edward Perkin, CFA, Managing Director, Chief Investment Officer of International and Emerging Markets Equity, has managed the Fund since 2008; and Alexis Deladerrière, CFA, Executive Director, has managed the Fund since 2012.

Effective immediately, the following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs International Small Cap Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Aidan Farrell, Executive Director, has managed the Fund since 2008; and Gaurav Rege, CFA, Executive Director, has managed the Fund since 2012.

Effective immediately, the following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Strategic International Equity Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Edward Perkin, CFA, Managing Director, Chief Investment Officer of International and Emerging Markets Equity, has managed the Fund since 2008; and Alexis Deladerrière, CFA, Executive Director, has managed the Fund since 2012.

Effective immediately, the following replaces in its entirety the portfolio management table in the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Edward Perkin, CFA Managing Director, Chief Investment Officer of International and Emerging Markets Equity	Portfolio Manager— Concentrated International Equity Strategic International Equity	Since 2008 2008	Mr. Perkin joined the Investment Adviser as a research analyst for the U.S. Value Equity team in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008 and Chief Investment Officer of International and Emerging Markets Equity in 2012.

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Aidan Farrell Executive Director	Portfolio Manager— International Small Cap	Since 2008	Mr. Farrell joined the Investment Adviser as a portfolio manager in June 2008. His primary role is GSAM’s lead portfolio manager for the International Small Cap Equity Strategy. Prior to joining the Investment Adviser, Mr. Farrell was an analyst and portfolio manager at Halifax Bank of Scotland from 1997 to 2008.
Gaurav Rege, CFA Executive Director	Portfolio Manager— International Small Cap	Since 2012	Mr. Rege joined the Investment Adviser in 2008 as a Research Analyst on GSAM’s International Small Cap Equity team. From 2005-2008 he was an equity research analyst at JPMorgan Cazenove where he covered European small and mid-cap companies across a variety of sectors. Prior to joining JPMorgan Cazenove, Mr. Rege analysed Indian equities for two years at Wealth Managers India Pvt. Ltd. and also spent two years as an auditor at an accounting firm in India.
Alexis Deladerrière, CFA Executive Director	Portfolio Manager— Concentrated International Equity Strategic International Equity	Since 2012 2012	Mr. Deladerrière joined the Investment Adviser in July 2002. Mr. Deladerrière graduated from the École Supérieure de Commerce de Paris (ESCP-EAP) in 2002 with a Masters degree in Finance, Economics and General Management. As part of his studies he worked at Crédit Lyonnais and A.T. Kearney in Paris.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

EQINTPMSTK 08-12